111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

November 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV
(Registration Nos. 333 -174332 and 811-22559)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 172 and under the Investment Company Act of 1940, as amended, Amendment No. 174 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures